Assets Held for Sale and Discontinued Operations - Summary of Results from Discontinued Operations (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Asset Retirement Obligation Disclosure [Abstract]
Hotel revenues	$ 361
Direct lodging expenses	651
Other lodging and operating expenses	62
Operating loss	(352)
Impairment charge	(151)
Loss on discontinued operations	$ (503)